AQR FUNDS

Supplement dated November 27, 2019 (“Supplement”)

to the Class I Shares and Class N Shares Prospectus,

dated January 29, 2019, as amended (the “Prospectus”),

of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 1, 2020:

•	the sub-section entitled “AQR Large Cap Multi-Style Fund—Portfolio Managers” on page 5 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	March 26, 2013	Principal of the Adviser
Ronen Israel, M.A.	March 26, 2013	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Small Cap Multi-Style Fund—Portfolio Managers” on page 10 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	March 26, 2013	Principal of the Adviser
Ronen Israel, M.A.	March 26, 2013	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR International Multi-Style Fund—Portfolio Managers” on page 15 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	March 26, 2013	Principal of the Adviser
Ronen Israel, M.A.	March 26, 2013	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Emerging Multi-Style Fund—Portfolio Managers” on page 20 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	May 13, 2014	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 13, 2014	Principal of the Adviser
Ronen Israel, M.A.	May 13, 2014	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR TM Large Cap Multi-Style Fund—Portfolio Managers” on page 25 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	February 11, 2015	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	February 11, 2015	Principal of the Adviser
Ronen Israel, M.A.	February 11, 2015	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR TM Small Cap Multi-Style Fund—Portfolio Managers” on page 30 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	February 11, 2015	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	February 11, 2015	Principal of the Adviser
Ronen Israel, M.A.	February 11, 2015	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR TM International Multi-Style Fund—Portfolio Managers” on page 36 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	February 11, 2015	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	February 11, 2015	Principal of the Adviser
Ronen Israel, M.A.	February 11, 2015	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR TM Emerging Multi-Style Fund—Portfolio Managers” on page 42 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	February 11, 2015	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	February 11, 2015	Principal of the Adviser
Ronen Israel, M.A.	February 11, 2015	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Large Cap Momentum Style Fund—Portfolio Managers” on page 47 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
Ronen Israel, M.A.	July 9, 2009	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Small Cap Momentum Style Fund—Portfolio Managers” on page 52 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
Ronen Israel, M.A.	July 9, 2009	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR International Momentum Style Fund—Portfolio Managers” on page 57 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
Ronen Israel, M.A.	July 9, 2009	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR TM Large Cap Momentum Style Fund—Portfolio Managers” on page 62 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 27, 2012	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
Ronen Israel, M.A.	January 27, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR TM Small Cap Momentum Style Fund—Portfolio Managers” on page 67 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 27, 2012	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
Ronen Israel, M.A.	January 27, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR TM International Momentum Style Fund—Portfolio Managers” on page 72 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 27, 2012	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
Ronen Israel, M.A.	January 27, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Large Cap Defensive Style Fund—Portfolio Managers” on page 78 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 9, 2012	Principal of the Adviser
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR International Defensive Style Fund—Portfolio Managers” on page 84 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 9, 2012	Principal of the Adviser
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Emerging Defensive Style Fund—Portfolio Managers” on page 90 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 9, 2012	Principal of the Adviser
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Global Equity Fund—Portfolio Managers” on page 96 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	December 31, 2009	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	December 31, 2009	Founding Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	January 1, 2020	Principal of the Adviser
Ronen Israel, M.A.	December 31, 2009	Principal of the Adviser
Michael Katz, Ph.D., A.M.	March 16, 2016	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR International Equity Fund—Portfolio Managers” on page 102 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	August 28, 2009	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	August 28, 2009	Founding Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	January 1, 2020	Principal of the Adviser
Ronen Israel, M.A.	August 28, 2009	Principal of the Adviser
Michael Katz, Ph.D., A.M.	March 16, 2016	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•

the sub-section entitled “Portfolio Managers” beginning on page 176 of the Prospectus, in the section entitled “Management of the Funds,” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

The Adviser utilizes a team-based approach to its investment management process, including model development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of each Fund’s portfolio.

Each of the portfolio managers listed below include senior members of the applicable portfolio management team that oversee the Adviser’s investment management process for one or more of the investment strategies employed by the applicable Fund.

Fund	Portfolio Managers
Multi-Style Funds
AQR Large Cap Multi-Style Fund	Clifford S. Asness, Ph.D., M.B.A.
AQR Small Cap Multi-Style Fund	Michele L. Aghassi, Ph.D.
AQR International Multi-Style Fund	Andrea Frazzini, Ph.D., M.S.
AQR Emerging Multi-Style Fund	Ronen Israel, M.A.
AQR TM Large Cap Multi-Style Fund	Lars N. Nielsen, M.Sc.
AQR TM Small Cap Multi-Style Fund
AQR TM International Multi-Style Fund
AQR TM Emerging Multi-Style Fund

Momentum Style Funds
AQR Large Cap Momentum Style Fund	Clifford S. Asness, Ph.D., M.B.A.
AQR Small Cap Momentum Style Fund	Michele L. Aghassi, Ph.D.
AQR International Momentum Style Fund	Andrea Frazzini, Ph.D., M.S.
AQR TM Large Cap Momentum Style Fund	Ronen Israel, M.A.

AQR TM Small Cap Momentum Style Fund	Lars N. Nielsen, M.Sc.
AQR TM International Momentum Style Fund

Defensive Style Funds
AQR Large Cap Defensive Style Fund	Michele L. Aghassi, Ph.D.
AQR International Defensive Style Fund	Andrea Frazzini, Ph.D., M.S.
AQR Emerging Defensive Style Fund	Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.

Global and International Equity Funds
AQR Global Equity Fund*	Clifford S. Asness, Ph.D., M.B.A.
AQR International Equity Fund*	John M. Liew, Ph.D., M.B.A.
Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.
Lars N. Nielsen, M.Sc.

*

Each of Messrs. Asness, Liew and Israel served as portfolio managers of (i) the privately offered fund which was reorganized into the AQR Global Equity Fund from June 2006, the commencement of operations, through December 31, 2009, the date the privately offered fund was reorganized into the AQR Global Equity Fund; and (ii) the privately offered fund which was reorganized into the AQR International Equity Fund from July 2004, the commencement of operations, through August 28, 2009, the date the privately offered fund was reorganized into the AQR International Equity Fund.

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Andrea Frazzini, Ph.D., M.S., is a Principal of the Adviser. Dr. Frazzini joined the Adviser in 2008 and is the Head of the Adviser’s Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

Ronen Israel, M.A., is a Principal of the Adviser. Mr. Israel joined the Adviser in 1999, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm’s

Executive Committee. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

Michael Katz, Ph.D., A.M., is a Principal of the Adviser. Dr. Katz joined the Adviser in 2007 and is Head of the Portfolio Implementation and Implementation Research team where he oversees the implementation of the Adviser’s products and models and enhancement of the implementation process. He earned a B.A. in economics and a B.A. in Middle East history, both with honors, at Tel Aviv University, and an A.M. and a Ph.D., both in economics, from Harvard University.

Lars Nielsen, M.Sc., is a Principal of the Adviser. Mr. Nielsen joined the Adviser in 2000, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm’s Executive Committee. Mr. Nielsen earned a B.Sc. and an M.Sc. in economics from the University of Copenhagen.

From time to time, a manager, analyst, or other employee of the Adviser or any of their affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Adviser or any other person within the Adviser’s organization. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of a Fund.

The Adviser has developed the AQR Momentum Index, the AQR Small Cap Momentum Index and the AQR International Momentum Index (collectively, the “AQR Momentum Indices”), each of which has a methodology similar to that of the AQR Large Cap Momentum Style Fund and the AQR TM Large Cap Momentum Style Fund; the AQR Small Cap Momentum Style Fund and the AQR TM Small Cap Momentum Style Fund; and the AQR International Momentum Style Fund and the AQR TM International Momentum Style Fund, respectively. The AQR Momentum Index is a capitalization-weighted index designed to measure the performance of large- and mid-cap U.S. stocks with positive momentum. The AQR Small Cap Momentum Index is a capitalization-weighted index designed to measure the performance of small-cap U.S. stocks with positive momentum and the AQR International Momentum Index is a capitalization-weighted index designed to measure the performance of stocks with positive momentum in developed markets outside of the U.S. You cannot invest directly in the AQR Momentum Indices. For details regarding the AQR Momentum Indices, please see www.aqrindex.com.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated November 27, 2019 (“Supplement”)

to the Class R6 Shares Prospectus,

dated January 29, 2019, as amended (the “Prospectus”),

of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 1, 2020:

•	the sub-section entitled “AQR Large Cap Multi-Style Fund—Portfolio Managers” on page 5 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	March 26, 2013	Principal of the Adviser
Ronen Israel, M.A.	March 26, 2013	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Small Cap Multi-Style Fund—Portfolio Managers” on page 9 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	March 26, 2013	Principal of the Adviser
Ronen Israel, M.A.	March 26, 2013	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR International Multi-Style Fund—Portfolio Managers” on page 15 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	March 26, 2013	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	March 26, 2013	Principal of the Adviser
Ronen Israel, M.A.	March 26, 2013	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Emerging Multi-Style Fund—Portfolio Managers” on page 20 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	May 13, 2014	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 13, 2014	Principal of the Adviser
Ronen Israel, M.A.	May 13, 2014	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR TM Large Cap Multi-Style Fund—Portfolio Managers” on page 25 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	February 11, 2015	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	February 11, 2015	Principal of the Adviser
Ronen Israel, M.A.	February 11, 2015	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR TM Small Cap Multi-Style Fund—Portfolio Managers” on page 30 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	February 11, 2015	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	February 11, 2015	Principal of the Adviser
Ronen Israel, M.A.	February 11, 2015	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR TM International Multi-Style Fund—Portfolio Managers” on page 35 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	February 11, 2015	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	February 11, 2015	Principal of the Adviser
Ronen Israel, M.A.	February 11, 2015	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR TM Emerging Multi-Style Fund—Portfolio Managers” on page 40 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	February 11, 2015	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	February 11, 2015	Principal of the Adviser
Ronen Israel, M.A.	February 11, 2015	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Large Cap Momentum Style Fund—Portfolio Managers” on page 44 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
Ronen Israel, M.A.	July 9, 2009	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Small Cap Momentum Style Fund—Portfolio Managers” on page 48 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
Ronen Israel, M.A.	July 9, 2009	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR International Momentum Style Fund—Portfolio Managers” on page 54 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	July 9, 2009	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
Ronen Israel, M.A.	July 9, 2009	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR TM Large Cap Momentum Style Fund—Portfolio Managers” on page 59 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 27, 2012	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
Ronen Israel, M.A.	January 27, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR TM Small Cap Momentum Style Fund—Portfolio Managers” on page 64 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 27, 2012	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
Ronen Israel, M.A.	January 27, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR TM International Momentum Style Fund—Portfolio Managers” on page 69 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	January 27, 2012	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	January 1, 2020	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	May 1, 2012	Principal of the Adviser
Ronen Israel, M.A.	January 27, 2012	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Large Cap Defensive Style Fund—Portfolio Managers” on page 74 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 9, 2012	Principal of the Adviser
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR International Defensive Style Fund—Portfolio Managers” on page 80 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 9, 2012	Principal of the Adviser
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Emerging Defensive Style Fund—Portfolio Managers” on page 86 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Michele L. Aghassi, Ph.D.	March 16, 2016	Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	July 9, 2012	Principal of the Adviser
Ronen Israel, M.A.	January 1, 2020	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR Global Equity Fund—Portfolio Managers” on page 92 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	December 31, 2009	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	December 31, 2009	Founding Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	January 1, 2020	Principal of the Adviser
Ronen Israel, M.A.	December 31, 2009	Principal of the Adviser
Michael Katz, Ph.D., A.M.	March 16, 2016	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•	the sub-section entitled “AQR International Equity Fund—Portfolio Managers” on page 98 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	August 28, 2009	Managing and Founding Principal of the Adviser
John M. Liew, Ph.D., M.B.A.	August 28, 2009	Founding Principal of the Adviser
Andrea Frazzini, Ph.D., M.S.	January 1, 2020	Principal of the Adviser
Ronen Israel, M.A.	August 28, 2009	Principal of the Adviser
Michael Katz, Ph.D., A.M.	March 16, 2016	Principal of the Adviser
Lars N. Nielsen, M.Sc.	January 1, 2020	Principal of the Adviser

•

the sub-section entitled “Portfolio Managers” beginning on page 171 of the Prospectus, in the section entitled “Management of the Funds,” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

The Adviser utilizes a team-based approach to its investment management process, including model development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of each Fund’s portfolio.

Each of the portfolio managers listed below include senior members of the applicable portfolio management team that oversee the Adviser’s investment management process for one or more of the investment strategies employed by the applicable Fund.

Fund	Portfolio Managers
Multi-Style Funds
AQR Large Cap Multi-Style Fund	Clifford S. Asness, Ph.D., M.B.A.
AQR Small Cap Multi-Style Fund	Michele L. Aghassi, Ph.D.
AQR International Multi-Style Fund	Andrea Frazzini, Ph.D., M.S.
AQR Emerging Multi-Style Fund	Ronen Israel, M.A.
AQR TM Large Cap Multi-Style Fund	Lars N. Nielsen, M.Sc.
AQR TM Small Cap Multi-Style Fund
AQR TM International Multi-Style Fund
AQR TM Emerging Multi-Style Fund

Momentum Style Funds
AQR Large Cap Momentum Style Fund	Clifford S. Asness, Ph.D., M.B.A.
AQR Small Cap Momentum Style Fund	Michele L. Aghassi, Ph.D.
AQR International Momentum Style Fund	Andrea Frazzini, Ph.D., M.S.
AQR TM Large Cap Momentum Style Fund	Ronen Israel, M.A.

AQR TM Small Cap Momentum Style Fund	Lars N. Nielsen, M.Sc.
AQR TM International Momentum Style Fund

Defensive Style Funds
AQR Large Cap Defensive Style Fund	Michele L. Aghassi, Ph.D.
AQR International Defensive Style Fund	Andrea Frazzini, Ph.D., M.S.
AQR Emerging Defensive Style Fund	Ronen Israel, M.A.
Lars N. Nielsen, M.Sc.

Global and International Equity Funds
AQR Global Equity Fund*	Clifford S. Asness, Ph.D., M.B.A.
AQR International Equity Fund*	John M. Liew, Ph.D., M.B.A.
Andrea Frazzini, Ph.D., M.S.
Ronen Israel, M.A.
Michael Katz, Ph.D., A.M.
Lars N. Nielsen, M.Sc.

*

Each of Messrs. Asness, Liew and Israel served as portfolio managers of (i) the privately offered fund which was reorganized into the AQR Global Equity Fund from June 2006, the commencement of operations, through December 31, 2009, the date the privately offered fund was reorganized into the AQR Global Equity Fund; and (ii) the privately offered fund which was reorganized into the AQR International Equity Fund from July 2004, the commencement of operations, through August 28, 2009, the date the privately offered fund was reorganized into the AQR International Equity Fund.

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Andrea Frazzini, Ph.D., M.S., is a Principal of the Adviser. Dr. Frazzini joined the Adviser in 2008 and is the Head of the Adviser’s Global Stock Selection team. He earned a B.S. in economics from the University of Rome III, an M.S. in economics from the London School of Economics and a Ph.D. in economics from Yale University.

Ronen Israel, M.A., is a Principal of the Adviser. Mr. Israel joined the Adviser in 1999, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm’s

Executive Committee. Mr. Israel earned a B.S. in economics and a B.A.S. in biomedical science from the University of Pennsylvania, and an M.A. in mathematics from Columbia University.

Michael Katz, Ph.D., A.M., is a Principal of the Adviser. Dr. Katz joined the Adviser in 2007 and is Head of the Portfolio Implementation and Implementation Research team where he oversees the implementation of the Adviser’s products and models and enhancement of the implementation process. He earned a B.A. in economics and a B.A. in Middle East history, both with honors, at Tel Aviv University, and an A.M. and a Ph.D., both in economics, from Harvard University.

Lars Nielsen, M.Sc., is a Principal of the Adviser. Mr. Nielsen joined the Adviser in 2000, is the Co-Head of Portfolio Management, Research, Risk and Trading and is a member of the firm’s Executive Committee. Mr. Nielsen earned a B.Sc. and an M.Sc. in economics from the University of Copenhagen.

From time to time, a manager, analyst, or other employee of the Adviser or any of their affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Adviser or any other person within the Adviser’s organization. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of a Fund.

The Adviser has developed the AQR Momentum Index, the AQR Small Cap Momentum Index and the AQR International Momentum Index (collectively, the “AQR Momentum Indices”), each of which has a methodology similar to that of the AQR Large Cap Momentum Style Fund and the AQR TM Large Cap Momentum Style Fund; the AQR Small Cap Momentum Style Fund and the AQR TM Small Cap Momentum Style Fund; and the AQR International Momentum Style Fund and the AQR TM International Momentum Style Fund, respectively. The AQR Momentum Index is a capitalization-weighted index designed to measure the performance of large- and mid-cap U.S. stocks with positive momentum. The AQR Small Cap Momentum Index is a capitalization-weighted index designed to measure the performance of small-cap U.S. stocks with positive momentum and the AQR International Momentum Index is a capitalization-weighted index designed to measure the performance of stocks with positive momentum in developed markets outside of the U.S. You cannot invest directly in the AQR Momentum Indices. For details regarding the AQR Momentum Indices, please see www.aqrindex.com.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated November 27, 2019 (“Supplement”)

to the Statement of Additional Information,

dated January 29, 2019, as amended (the “SAI”),

of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR

International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap

Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-

Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style

Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style

Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum

Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap

Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging

Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund,

AQR Core Plus Bond Fund and AQR High Yield Bond Fund (the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 1, 2020:

•	the section entitled “Management of the Funds” beginning on page 43 of the SAI is hereby deleted in its entirety and replaced with the following:

Management of the Funds

The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of eight individuals (each, a “Trustee”), six of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser and the Funds’ administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.

Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is Two Greenwich Plaza, Greenwich CT 06830.

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Disinterested Trustees[2]
Timothy K. Armour, M.B.A., 1948	Chairman of the Board, since 2010; Trustee, since 2008	Interim Chief Executive Officer of Janus Capital Group (retired) (2009-2010) (financial services)	45	Janus Capital Group (2008-2016)
L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Independent Consultant (retired) (2014-2016); Managing Director, Finance Scholars Group (2010-2014) (consulting)	45	Nuveen Exchange Traded Commodities Funds (2012-2016)
William L. Atwell, M.B.A., 1950	Trustee, since 2011	Consultant, Atwell Partners, LLC (since 2012) (consulting); President (Cigna International), Cigna Corp. (2008-2012) (insurance)	45	Webster Financial Corporation (since 2014); Blucora, Inc. (since 2017)
Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Retired from Northern Trust Company (since 2009) (banking)	45	None
Brian Posner, M.B.A., 1961	Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	45	Biogen Inc. (since 2008); Arch Capital Group (since 2010); Bioverativ Inc. (2017-2018); BG Medicine (2012-2015)
Mark A. Zurack, M.B.A., CFA 1957	Trustee, since 2014	Senior Lecturer, Columbia Business School (since 2002); Visiting Senior Lecturer, Cornell University (2004-2013)	45	Exchange Traded Concepts Trust (since 2011); Source ETF Trust (2014-2015)
Interested Trustees[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	45	None
William Cashel, M.B.A., 1973	Trustee, since 2020; Chief Executive Officer, since 2020; President, since 2020	Principal, AQR Capital Management, LLC (since 2009)	45	None

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Officers
H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013; Anti-Money Laundering Officer, since 2017	Principal and Chief Compliance Officer, AQR Capital Management, LLC (since 2013)	N/A	N/A
Heather Bonner, CPA, 1977	Chief Financial Officer, since 2014; Treasurer, since 2018	Vice President, AQR Capital Management, LLC (since 2013)	N/A	N/A
Bradley Asness, J.D., M.B.A., 1969	Vice President, since 2009	Principal and Co-Chief Operating Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A
William J. Fenrich, J.D., 1969	Vice President, since 2018	Principal and Chief Legal Officer, AQR Capital Management, LLC (since 2017); Managing Director and Chief Compliance Officer, Morgan Stanley (2016-2017); Managing Director and Chief Counsel, Morgan Stanley (2014-2016); General Counsel and Chief Operating Officer, PointState Capital (2010-2014)	N/A	N/A
Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009	Managing Director, Senior Counsel & Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A
Tara Bongiorni, CPA 1977	Assistant Treasurer, since 2017	Vice President, AQR Capital Management, LLC (since 2015); Vice President, Goldman Sachs Asset Management (2002-2015)	N/A	N/A
John Hadermayer, J.D., 1977	Secretary, since 2018	Vice President, AQR Capital Management, LLC (since 2013)	N/A	N/A

Name and Year of Birth	Current Position with the Trust, Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Present or Past Directorships Held by Trustee (during the past 5 years)
Matthew Plastina, 1970	Assistant Treasurer, since 2020	Vice President, AQR Capital Management, LLC (since 2018); Executive Director, JP Morgan Investment Management (2010-2018)	N/A	N/A

1.

Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 75.

2.	A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
3.

An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller and Mr. Cashel are interested persons of the Trust because of their positions with the Adviser.

•	the section entitled “Board of Trustees and Committees” on page 47 of the SAI is hereby deleted in its entirety and replaced with the following:

Board of Trustees and Committees

Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his duties effectively may have been attained, as set forth below, through the Trustee’s executive, business, consulting, and/or academic positions; experience from service as a Trustee of the Trust (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences.

Timothy K. Armour, M.B.A. Mr. Armour has served as a Trustee of the Trust since 2008. In addition, he has more than 35 years of business and executive experience, specifically in the mutual fund industry. Mr. Armour has held senior positions with Morningstar, Inc. and Janus Capital Group. Mr. Armour also has corporate governance experience serving as a director/trustee of other entities, including Janus Capital Group, ETF Securities and AARP Services.

L. Joe Moravy, M.B.A., CPA. Mr. Moravy has served as a Trustee of the Trust since 2008. In addition, he has more than 44 years of business and executive experience primarily in the auditing and accounting area. Mr. Moravy is a certified public accountant and was a partner at two leading accounting firms where he provided audit and accounting-related services to financial services companies. As a certified public accountant, Mr. Moravy also has gained corporate governance experience through working with the boards of directors and audit committees of public and private corporations. He also served on the independent committee of Nuveen Exchange Traded Commodity Funds and has served as a director of several not-for-profit organizations.

William L. Atwell, M.B.A. Mr. Atwell has served as a Trustee of the Trust since 2011. In addition, he has more than 45 years of business experience in financial services. Mr. Atwell has extensive experience in various executive and other positions with Cigna, Charles Schwab and Citibank. Mr. Atwell also has corporate governance experience serving as a director of Webster Financial Corporation, as a director/trustee of several not-for-profit organizations and has served as a director/trustee of USI Holdings Corporation.

Gregg D. Behrens, M.M. Mr. Behrens has served as a Trustee of the Trust since 2011. In addition, he has more than 44 years of business experience in financial services. Mr. Behrens has extensive experience in various executive and other positions with Northern Trust Company, including his executive experience in London and Singapore. Mr. Behrens also has corporate governance experience serving as a director/trustee of several not-for-profit organizations.

Brian S. Posner, M.B.A. Mr. Posner has served as a Trustee of the Trust since 2011. In addition, he has more than 30 years of business experience in financial services. Mr. Posner has extensive experience in various executive and other positions with Point Rider Group LLC, ClearBridge Advisors, Hygrove Partners LLC/Hygrove Management LLC, Warburg Pincus Asset Management and Fidelity Management and Research Company. Mr. Posner also has corporate governance experience serving as a director/trustee of other entities, including BG Medicine, Biogen Inc., Arch Capital Group, Anadys Pharmaceuticals, Inc., the Mutual Fund Store, Sotheby’s, Bioverativ Inc. and the River Park Funds.

Mark A. Zurack, M.B.A., CFA. Mr. Zurack has served as a Trustee of the Trust since 2014. In addition, he has more than 33 years of business and executive experience specifically in equity markets, equity derivatives and related products. Mr. Zurack has 16 years of experience as a professor at Columbia Business School and extensive experience in various executive and other positions serving 18 years at Goldman Sachs & Co. He also has corporate governance experience serving as a trustee for Exchange Traded Concepts Trust and as director/trustee for not-for-profit organizations.

David Kabiller, CFA. Mr. Kabiller has served as a Trustee of the Trust since 2010. In addition, he has more than 30 years of business and executive experience and is a Founding Principal of the Adviser. He has been with the Adviser since its inception in 1998. Prior to cofounding the Adviser, Mr. Kabiller was associated with Goldman Sachs & Co. where he served as a Vice President (1987 – 1998). Mr. Kabiller also has corporate governance experience serving as a director/trustee of several not-for-profit organizations.

William Cashel, M.B.A. Mr. Cashel has served as Trustee, Chief Executive Officer and President of the Trust since 2020. In addition, he has more than 14 years of business and distribution experience related to mutual funds and is a Principal of the Adviser. He has been with the Adviser since 2009. Prior to joining the Adviser, Mr.Cashel was a Vice President at Natixis Asset Management where he was responsible for distribution in the registered investment adviser channel.

•	the section entitled “Committees of the Board of Trustees” beginning on page 47 of the SAI is hereby deleted in its entirety and replaced with the following:

Committees of the Board of Trustees

As discussed above, the Board of Trustees currently has two standing committees: (1) an Audit Committee, and (2) a Nominating and Governance Committee. Currently, each Disinterested Trustee serves on each committee. Mr. Kabiller and Mr. Cashel, as Interested Trustees, are not members of either committee. Each committee has adopted a written charter setting forth its duties and responsibilities. The Audit Committee met four times and the Nominating and Governance Committee met one time during the fiscal year ended September 30, 2018.

Audit Committee. L. Joe Moravy, M.B.A., CPA, serves as the Chairman of the Audit Committee. The Audit Committee is required to meet at least twice a year and:

•	oversees the accounting, auditing and financial reporting processes of each of the Funds;

•	hires (and fires, if needed) the Funds’ independent registered public accounting firm (subject to the ratification of the Board of Trustees);

•

pre-approves all audit, audit-related, tax and non-audit services to be provided by the independent registered public accounting firm to the Funds and certain Fund affiliates if those non-audit services relate directly to the operations and financial reporting of the Funds;

•

reviews with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the registered public accounting firm’s independence, and the staffing of the audit team of the Funds;

•

receives and considers a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection;

•	considers all critical accounting policies and practices to be used by each of the Funds and any proposed alternative treatments thereof; and

•	investigates any improprieties or suspected improprieties in connection with the Funds’ accounting or financial reporting.

Nominating and Governance Committee. Brian S. Posner, M.B.A., serves as the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee normally meets once a year and as necessary to address governance issues and:

•	reviews and assesses the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and makes recommendations as to any appropriate changes;

•	reviews and makes recommendations to the Board regarding Trustee compensation and expense reimbursement policies;

•	undertakes periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and

•	meets with the Funds’ management to review reports and other information concerning the status of the Funds’ operations, procedures, and processes.

If there is a vacancy on the Board, the Nominating and Governance Committee will:

•	identify and evaluate potential candidates to fill any such vacancy on the Board;

•	select from among the potential candidates a nominee to be presented to the full Board for its consideration; and

•	recommend to the Board a nominee to fill any such vacancy.

When seeking suggestions for nominees to serve as independent trustees, the Nominating and Governance Committee may consider suggestions from anyone it deems appropriate. When seeking to fill a position on the Board previously held by an Interested Trustee, the Nominating and Governance Committee will consider the views and recommendations of the Adviser. The Nominating and Governance Committee will not normally consider Trustee nominations submitted by shareholders.

•	the section entitled “Fund Ownership of the Trustees” beginning on page 49 of the SAI is hereby deleted in its entirety and replaced with the following:

Fund Ownership of the Trustees

The following table sets forth, for each Trustee, the dollar range of shares owned in a Fund as of December 31, 2018, as well as the aggregate dollar range of shares owned by the Trustee in the Trust as of the same date:

Name of Trustee	Dollar Range of Equity Securities in the Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
	Name of Fund	Dollar Range
Timothy K. Armour, M.B.A.	N/A	None	Over $100,000**
L. Joe Moravy, M.B.A., CPA	AQR Large Cap Multi-Style Fund	$10,001 - $50,000	Over $100,000**
	AQR Small Cap Multi-Style Fund	$10,001 - $50,000
	AQR International Multi-Style Fund	$10,001 - $50,000
	AQR Small Cap Momentum Style Fund	$10,001 - $50,000
	AQR Large Cap Defensive Style Fund	Over $100,000
	AQR International Defensive Style Fund	$10,001 - $50,000
	AQR Large Cap Relaxed Constraint Equity Fund	$10,001 - $50,000
	AQR Small Cap Relaxed Constraint Equity Fund	$10,001 - $50,000

Name of Trustee	Dollar Range of Equity Securities in the Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
	Name of Fund	Dollar Range
	AQR International Relaxed Constraint Equity Fund	$10,001 - $50,000
	AQR Emerging Relaxed Constraint Equity Fund	$10,001 - $50,000
William L. Atwell, M.B.A.	AQR Large Cap Momentum Style Fund	$50,001 - $100,000	Over $100,000
	AQR Small Cap Momentum Style Fund	Over $100,000
	AQR International Momentum Style Fund	$10,001 - $50,000
Gregg D. Behrens, M.M.	N/A	None	Over $100,000**
Brian Posner, M.B.A.	N/A	None	Over $100,000**
Mark A. Zurack, M.B.A., CFA	AQR TM Small Cap Multi-Style Fund	Over $100,000	Over $100,000
David Kabiller, CFA	AQR Large Cap Momentum Style Fund	Over $100,000	Over $100,000**
	AQR Small Cap Momentum Style Fund	Over $100,000
	AQR International Momentum Style Fund	$10,001 - $50,000
	AQR Global Equity Fund	$1 - $10,000
	AQR International Equity Fund	$1 - $10,000
	AQR International Multi-Style Fund	$1 - $10,000
	AQR Emerging Multi-Style Fund	$10,001 - $50,000
	AQR Large Cap Relaxed Constraint Equity Fund	Over $100,000
	AQR Small Cap Relaxed Constraint Equity Fund	Over $100,000
	AQR International Relaxed Constraint Equity Fund	$1 - $10,000
	AQR Core Plus Bond Fund	Over $100,000
William Cashel, M.B.A.*	N/A	None	None
*	Trustee’s appointment takes effect on January 1, 2020. Holdings information is provided as of October 31, 2019.
**	Trustee holds equity securities in other series of the Trust which are described in a separate Statement of Additional Information.

•	the section entitled “Portfolio Manager Holdings” beginning on page 61 of the SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Manager Holdings

The dollar range of equity securities of each Fund listed below beneficially owned by the portfolio managers of such Fund as of September 30, 2018, unless noted otherwise, is as follows:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned
Michele L. Aghassi, Ph.D.	AQR Large Cap Momentum Style Fund	None[3]
	AQR Small Cap Momentum Style Fund	None[3]
	AQR International Momentum Style Fund	None[3]
	AQR TM Large Cap Momentum Style Fund	None[3]
	AQR TM Small Cap Momentum Style Fund	None[3]
	AQR TM International Momentum Style Fund	None[3]
	AQR Large Cap Defensive Style Fund	$10,001-$50,000
	AQR Emerging Defensive Style Fund	$10,001-$50,000
	AQR International Defensive Style Fund	$10,001-$50,000
	AQR Large Cap Multi-Style Fund	None[3]
	AQR Small Cap Multi-Style Fund	None[3]
	AQR International Multi-Style Fund	None[3]
	AQR Emerging Multi-Style Fund	None[3]
	AQR TM Large Cap Multi-Style Fund	None[3]
	AQR TM Small Cap Multi-Style Fund	None[3]
	AQR TM International Multi-Style Fund	None[3]
	AQR TM Emerging Multi-Style Fund	None[3]
	AQR Large Cap Relaxed Constraint Equity Fund	$10,001-$50,000
	AQR Small Cap Relaxed Constraint Equity Fund	$10,001-$50,000
	AQR International Relaxed Constraint Equity Fund	$10,001-$50,000
	AQR Emerging Relaxed Constraint Equity Fund	$10,001-$50,000
Clifford S. Asness, Ph.D., M.B.A.	AQR Global Equity Fund	$10,001-$50,000
	AQR International Equity Fund	$10,001-$50,000
	AQR Large Cap Momentum Style Fund	$500,001-$1,000,000
	AQR Small Cap Momentum Style Fund	$500,001-$1,000,000
	AQR International Momentum Style Fund	$100,001-$500,000
	AQR TM Large Cap Momentum Style Fund	$50,001-$100,000
	AQR TM Small Cap Momentum Style Fund	$10,001-$50,000
	AQR TM International Momentum Style Fund	$10,001-$50,000
	AQR Large Cap Multi-Style Fund	$50,001-$100,000
	AQR Small Cap Multi-Style Fund	$50,001-$100,000
	AQR International Multi-Style Fund	$100,001-$500,000
	AQR Emerging Multi-Style Fund	$100,001-$500,000
	AQR TM Large Cap Multi-Style Fund	None
	AQR TM Small Cap Multi-Style Fund	None
	AQR TM International Multi-Style Fund	None
	AQR TM Emerging Multi-Style Fund	None

Andrea Frazzini, Ph.D., M.S.	AQR Global Equity Fund	None[3]
	AQR International Equity Fund	None[3]
	AQR Large Cap Momentum Style Fund	$10,001-$50,000
	AQR Small Cap Momentum Style Fund	$10,001-$50,000
	AQR International Momentum Style Fund	$10,001-$50,000
	AQR TM Large Cap Momentum Style Fund	None
	AQR TM Small Cap Momentum Style Fund	None
	AQR TM International Momentum Style Fund	None
	AQR Large Cap Defensive Style Fund	$10,001-$50,000
	AQR Emerging Defensive Style Fund	$10,001-$50,000
	AQR International Defensive Style Fund	$10,001-$50,000
	AQR Large Cap Multi-Style Fund	$10,001-$50,000
	AQR Small Cap Multi-Style Fund	$10,001-$50,000
	AQR International Multi-Style Fund	$10,001-$50,000
	AQR Emerging Multi-Style Fund	$10,001-$50,000
	AQR TM Large Cap Multi-Style Fund	None
	AQR TM Small Cap Multi-Style Fund	None
	AQR TM International Multi-Style Fund	None
	AQR TM Emerging Multi-Style Fund	None
	AQR Large Cap Relaxed Constraint Equity Fund	$10,001-$50,000
	AQR Small Cap Relaxed Constraint Equity Fund	$10,001-$50,000
	AQR International Relaxed Constraint Equity Fund	$10,001-$50,000
	AQR Emerging Relaxed Constraint Equity Fund	$10,001-$50,000
Ronen Israel, M.A.	AQR Global Equity Fund	$100,001-$500,000
	AQR International Equity Fund	$50,001-$100,000
	AQR Large Cap Momentum Style Fund	$100,001-$500,000
	AQR Small Cap Momentum Style Fund	$100,001-$500,000
	AQR International Momentum Style Fund	$100,001-$500,000
	AQR TM Large Cap Momentum Style Fund	None
	AQR TM Small Cap Momentum Style Fund	None
	AQR TM International Momentum Style Fund	None
	AQR Large Cap Defensive Style Fund	None[3]
	AQR Emerging Defensive Style Fund	None[3]
	AQR International Defensive Style Fund	None[3]
	AQR Large Cap Multi-Style Fund	$50,001-$100,000
	AQR Small Cap Multi-Style Fund	$50,001-$100,000
	AQR International Multi-Style Fund	$50,001-$100,000
	AQR Emerging Multi-Style Fund	$50,001-$100,000
	AQR TM Large Cap Multi-Style Fund	None
	AQR TM Small Cap Multi-Style Fund	None
	AQR TM International Multi-Style Fund	None
	AQR TM Emerging Multi-Style Fund	None
	AQR Core Plus Bond Fund[1]	None
	AQR High Yield Bond Fund[2]	None
Michael Katz, Ph.D., A.M.	AQR Global Equity Fund	$10,001-$50,000
	AQR International Equity Fund	$10,001-$50,000
John M. Liew, Ph.D., M.B.A.	AQR Global Equity Fund	$10,001-$50,000
	AQR International Equity Fund	$10,001-$50,000

Lars N. Nielsen, M.Sc.	AQR Global Equity Fund	None[3]
	AQR International Equity Fund	None[3]
	AQR Large Cap Momentum Style Fund	None[3]
	AQR Small Cap Momentum Style Fund	None[3]
	AQR International Momentum Style Fund	None[3]
	AQR TM Large Cap Momentum Style Fund	None[3]
	AQR TM Small Cap Momentum Style Fund	None[3]
	AQR TM International Momentum Style Fund	None[3]
	AQR Large Cap Defensive Style Fund	None[3]
	AQR Emerging Defensive Style Fund	None[3]
	AQR International Defensive Style Fund	None[3]
	AQR Large Cap Multi-Style Fund	None[3]
	AQR Small Cap Multi-Style Fund	None[3]
	AQR International Multi-Style Fund	None[3]
	AQR Emerging Multi-Style Fund	None[3]
	AQR TM Large Cap Multi-Style Fund	None[3]
	AQR TM Small Cap Multi-Style Fund	None[3]
	AQR TM International Multi-Style Fund	None[3]
	AQR TM Emerging Multi-Style Fund	None[3]
Scott Richardson, Ph.D.	AQR Core Plus Bond Fund[1]	None
	AQR High Yield Bond Fund[2]	None
Jordan Brooks, Ph.D., M.A.	AQR Core Plus Bond Fund[1]	$10,001-$50,000
	AQR High Yield Bond Fund[2]	None

1 The Fund commenced operations on April 5, 2018.

2 The Fund had not commenced operations as of the date of this SAI.

3 Portfolio manager will begin managing the Fund on January 1, 2020. Holdings information is provided as of October 31, 2019.

•	in the section entitled “Other Accounts Managed” beginning on page 64 of the SAI, the following information is hereby added directly preceding the section entitled “Potential Conflicts of Interest”:

The following table indicates the number of accounts and assets under management for each type of account managed as of October 31, 2019:

PORTFOLIO MANAGER	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Lars N. Nielsen, M.Sc.	22	8,865,309,512	59	23,074,649,563	49	25,228,744,739

PORTFOLIO MANAGER	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Lars N. Nielsen, M.Sc.	-	-	53	20,616,300,744	16	7,448,466,231

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE